DEBT - Additional Information (Detail) (USD $)							12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Unit Notes [Member]	Dec. 31, 2013 Promissory Note	Dec. 31, 2012 Promissory Note	Dec. 31, 2013 Promissory Note Investor Group [Member]	Dec. 31, 2012 Convertible Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Total		$ 1,380,270	$ 1,183,959		$ 4,269,250	$ 2,441,622
Debt Instrument, Unamortized Discount	72,512	70,063	135,417		82,560	0		391,000
Debt Instrument, Convertible, Carrying Amount of Equity Component			391,000					1,100,000
Incremental Carrying Value Of Instruments Issued In Excess Of Debt			736,000
Notes Payable, Total				1,455,128
Debt Instrument, Fair Value Disclosure		1,096,487
Convertible Debt, Fair Value Disclosures		358,641
Debt Instrument, Convertible, Conversion Price		$ 0.20
Other Nonoperating Gains (Losses)							$ 358,641